Segmented information	12 Months Ended
Dec. 31, 2025
Operating Segments [Abstract]
Segmented information	Segmented information:
The Company’s operations consist primarily of the production and sale of methanol, along with the production and sale of ammonia. Methanol and ammonia are two operating segments and have been aggregated into one single reporting segment. For the year ended December 31, 2025, total methanol revenue was $3,450 million (2024 - $3,720 million) and ammonia and other revenue was $139 million (2024 - nil).
During the years ended December 31, 2025 and 2024, revenues attributed to geographic regions, based on the location of customers, were as follows:

Revenue	China	Europe	United States	South America	South Korea	Other Asia	Canada	TOTAL
2025	$485,219	$932,609	$707,712	$509,294	$445,130	$337,694	$171,566	$3,589,224
	14%	26%	20%	14%	12%	9%	5%	100%
2024	$828,531	$841,546	$502,134	$478,752	$482,645	$401,830	$184,391	$3,719,829
	22%	23%	13%	13%	13%	11%	5%	100%

As at December 31, 2025 and 2024, the net book value of property, plant and equipment by geographic region, and the Company's shipping business, was as follows:

Property, plant and equipment [1]	United States	Egypt	New Zealand	Canada	Chile	Trinidad	Waterfront Shipping	Europe	Other	TOTAL
December 31, 2025	$3,796,877	$440,041	$—	$182,970	$103,194	$21,543	$601,482	$32,740	$19,233	$5,198,080
December 31, 2024	$2,582,900	$482,764	$83,880	$161,870	$114,327	$42,282	$698,003	$6,459	$25,024	$4,197,509
[1] Includes right-of-use (leased) assets.